Subsidiary guarantee information - Balance sheet related (Details 3) - CHF (SFr) SFr in Millions		Jun. 30, 2020		Mar. 31, 2020	Dec. 31, 2019		Jun. 30, 2019		Mar. 31, 2019	Dec. 31, 2018
Assets
Cash and Cash Equivalents, at Carrying Value		SFr 132,070	[1]	SFr 119,172	SFr 101,879	[1]	SFr 92,489	[1]		SFr 100,047	[1]
Interest-bearing deposits with banks		1,185		912	741
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,890		107,876	106,997
Securities received as collateral		42,479		28,655	40,219
Trading assets		156,730		150,798	153,797
Investment securities		584		1,164	1,006
Other investments		5,848		5,858	5,666
Net loans		294,312		302,674	296,779
Goodwill		4,676		4,604	4,663
Other intangible assets		273		279	291
Brokerage receivables		44,287		62,893	35,648
Other assets		41,146		47,281	39,609
Total assets		828,480		832,166	787,295
Liabilities and equity
Due to banks		18,018		25,394	16,744
Customer deposits		388,995		389,905	383,783
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		30,589		45,451	27,533
Obligation to return securities received as collateral		42,479		28,655	40,219
Trading liabilities		44,040		44,877	38,186
Short-term borrowings		27,386		27,929	28,385
Long-term debt		169,426		144,923	152,005
Brokerage payables		31,909		44,171	25,683
Other liabilities		28,787		32,088	31,043
Total liabilities		781,629		783,393	743,581
Total shareholders' equity		46,535		48,675	43,644
Noncontrolling interests		316		98	70
Total equity		46,851		48,773	43,714		43,928		SFr 43,931	44,019
Total liabilities and equity		828,480		SFr 832,166	787,295
Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value		485			558		451			409
Interest-bearing deposits with banks		(471)			(421)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0			0
Securities received as collateral		0			0
Trading assets		(147)			(99)
Investment securities		(41,350)			(32,851)
Other investments		(52,991)			(49,748)
Net loans		(7,615)			(7,246)
Goodwill		697			703
Other intangible assets		0			0
Brokerage receivables		(2)			0
Other assets		2,480			1,915
Total assets		(98,914)			(87,189)
Liabilities and equity
Due to banks		(1,758)			(2,285)
Customer deposits		(1,098)			(1,167)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(94)			(108)
Obligation to return securities received as collateral		0			0
Trading liabilities		0			0
Short-term borrowings		(475)			(484)
Long-term debt		(46,163)			(36,591)
Brokerage payables		(2)			0
Other liabilities		400			139
Total liabilities		(49,190)			(40,496)
Total shareholders' equity		(49,154)			(46,120)
Noncontrolling interests		(570)			(573)
Total equity		(49,724)			(46,693)
Total liabilities and equity		(98,914)			(87,189)
Group parent company
Assets
Cash and Cash Equivalents, at Carrying Value		293			277		264	[1]		324	[1]
Interest-bearing deposits with banks		480			489
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0			0
Securities received as collateral		0			0
Trading assets		0			1
Investment securities		41,352			32,853
Other investments		53,025			49,780
Net loans		0			0
Goodwill		0			0
Other intangible assets		0			0
Brokerage receivables		0			0
Other assets		755			625
Total assets		95,905			84,025
Liabilities and equity
Due to banks		1,758			2,287
Customer deposits		0			0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0			0
Obligation to return securities received as collateral		0			0
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		47,035			37,596
Brokerage payables		0			0
Other liabilities		577			498
Total liabilities		49,370			40,381
Total shareholders' equity		46,535			43,644
Noncontrolling interests		0			0
Total equity		46,535			43,644
Total liabilities and equity		95,905			84,025
Bank
Assets
Cash and Cash Equivalents, at Carrying Value	[2]	131,292			101,044		91,774			99,314
Interest-bearing deposits with banks		1,176			673
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		104,890			106,997
Securities received as collateral		42,479			40,219
Trading assets		156,877			153,895
Investment securities		582			1,004
Other investments		5,814			5,634
Net loans		301,927			304,025
Goodwill		3,979			3,960
Other intangible assets		273			291
Brokerage receivables		44,289			35,648
Other assets		37,911			37,069
Total assets		831,489			790,459
Liabilities and equity
Due to banks		18,018			16,742
Customer deposits		390,093			384,950
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		30,683			27,641
Obligation to return securities received as collateral		42,479			40,219
Trading liabilities		44,040			38,186
Short-term borrowings		27,861			28,869
Long-term debt		168,554			151,000
Brokerage payables		31,911			25,683
Other liabilities		27,810			30,406
Total liabilities		781,449			743,696
Total shareholders' equity		49,154			46,120
Noncontrolling interests		886			643
Total equity		50,040			46,763		46,174			45,994
Total liabilities and equity		831,489			790,459
Bank | Credit Suisse (USA), Inc - Consolidated
Assets
Cash and Cash Equivalents, at Carrying Value		2,678			2,642		2,687			2,540
Interest-bearing deposits with banks		8			10
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		37,319			26,905
Securities received as collateral		1,874			2,921
Trading assets		30,703			35,339
Investment securities		0			0
Other investments		578			621
Net loans		11,991			11,907
Goodwill		701			715
Other intangible assets		240			276
Brokerage receivables		17,842			17,012
Other assets		12,855			12,843
Total assets		116,789			111,191
Liabilities and equity
Due to banks		80			63
Customer deposits		1			1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		8,114			5,799
Obligation to return securities received as collateral		1,874			2,921
Trading liabilities		9,497			8,468
Short-term borrowings		6,363			8,720
Long-term debt		47,645			43,821
Brokerage payables		15,987			15,213
Other liabilities		10,116			9,414
Total liabilities		99,677			94,420
Total shareholders' equity		17,057			16,713
Noncontrolling interests		55			58
Total equity		17,112			16,771
Total liabilities and equity		116,789			111,191
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value		128,614			98,402		SFr 89,087			SFr 96,774
Interest-bearing deposits with banks		1,168			663
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		67,571			80,092
Securities received as collateral		40,605			37,298
Trading assets		126,174			118,556
Investment securities		582			1,004
Other investments		5,236			5,013
Net loans		289,936			292,118
Goodwill		3,278			3,245
Other intangible assets		33			15
Brokerage receivables		26,447			18,636
Other assets		25,056			24,226
Total assets		714,700			679,268
Liabilities and equity
Due to banks		17,938			16,679
Customer deposits		390,092			384,949
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		22,569			21,842
Obligation to return securities received as collateral		40,605			37,298
Trading liabilities		34,543			29,718
Short-term borrowings		21,498			20,149
Long-term debt		120,909			107,179
Brokerage payables		15,924			10,470
Other liabilities		17,694			20,992
Total liabilities		681,772			649,276
Total shareholders' equity		32,097			29,407
Noncontrolling interests		831			585
Total equity		32,928			29,992
Total liabilities and equity		SFr 714,700			SFr 679,268

[1]	Includes restricted cash.
[2]	Includes restricted cash.